Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Sales and Purchase Commitments

In our normal course of business, we from time to time, fix purchase commitments associated with our risk management program, as well as purchase contracts with our suppliers, under which we agreed to purchase a certain quantity of marine fuel at future market prices.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, and the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its consolidated financial position, cash flows or results of operations. As of June 30, 2026, and December 31, 2025, the Company is not a party to any material legal or administrative proceedings and did not have any significant contingencies.